Fee and Commission Income and Expense	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Fee and Commission Income and Expense

Note 26 – Fee and Commission Income and Expense

This item comprises the amount of all commissions accrued and paid in the year, except for those that form an integral part of the effective interest rate of the financial instruments.

a)    Fee and commission income

This item comprises the financial income for the year corresponding to remunerations generated by the services rendered by the Bank and its subsidiaries and corresponds to the following items:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Fees and commissions from lines of credits and overdrafts	3,814	2,571	1,990
Fees and commissions from guarantees and letters of credit	24,134	19,261	20,043
Fees and commissions from card services	85,082	70,292	58,359
Fees and commissions from accounts management	13,157	12,132	12,438
Fees and commissions from collections and payments	42,187	25,435	24,419
Fees and commissions from brokerage and securities management	3,534	9,407	9,365
Fees and commissions from asset management	13,776	21,944	23,086
Compensation for insurance brokerage	43,149	35,783	30,097
Investment banking and advisory fees	9,577	9,250	7,471
Fees and commissions from student loans ceded	5,509	5,649	5,639
Commissions on loan transactions	850	668	742
Commissions for mortgage loans	131	81	39
Other fees from services rendered	4,276	8,780	6,838
Other commissions earned	13,964	5,556	3,852
Totals	263,140	226,809	204,378

b)    Fee and commission expense

This item includes expenses for commissions accrued during the year from operations, and corresponds to the following items:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Compensation for cards transactions	(51,431)	(42,191)	(38,822)
Fees and commissions for securities transactions	(5,458)	(4,128)	(4,660)
Commissions paid for foreign trade transactions	(3,796)	(2,771)	(2,438)
Commissions paid for customer loyalty program benefits	(22,188)	(17,307)	(11,082)
Commissions paid for services to customers management	—	(1,748)	(1,808)
Other commissions paid	(7,268)	(5,122)	(4,569)
Totals	(90,141)	(73,267)	(63,379)

Commissions earned on loans with mortgage finance bonds are recorded in the Consolidated Statement of Income (Loss) under “Interest income.”

Note 26 – Fee and Commission Income and Expense, continued

c)    Below are the income and expenses for commissions generated by segment and the revenue recognition calendar for ordinary activities, for the year ended December 31, 2022 according to IFRS 15.

	For the year ended December 31, 2022
				Revenue recognition calendar
	Segments			for ordinary activities
					Transferred
				Transferred	at a point in	Accrual
	Chile	Colombia	Total	over time	time	model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Fees and commissions from lines of credits and overdrafts	2,237	1,577	3,814	—	3,814	—
Fees and commissions from guarantees and letters of credit	18,971	5,163	24,134	—	24,134	—
Fees and commissions from card services	55,338	29,744	85,082	25,775	59,307	—
Fees and commissions from accounts management	11,826	1,331	13,157	—	13,157	—
Fees and commissions from collections and payments	20,299	21,888	42,187	3,436	36,986	1,765
Fees and commissions from brokerage and securities management	2,586	948	3,534	295	3,239	—
Fees and commissions from asset management	13,482	294	13,776	—	13,776	—
Compensation for insurance brokerage	39,097	4,052	43,149	—	—	43,149
Investment banking and advisory fees	6,122	3,455	9,577	4,189	5,388	—
Fees and commissions from student loans ceded	5,509	—	5,509	—	5,509	—
Commissions on loan transactions	850	—	850	—	850	—
Commissions for mortgage loans	131	—	131	—	131	—
Other fees from services rendered	4,238	38	4,276	—	4,276	—
Other commissions earned	11,379	2,585	13,964	—	13,964	—
Totals	192,065	71,075	263,140	33,695	184,531	44,914

	For the year ended December 31, 2022
				Revenue recognition calendar
	Segments			for ordinary activities
					Transferred
				Transferred	at a point in	Accrual
	Chile	Colombia	Total	over time	time	model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commission expenses
Commissions from card operation	(22,807)	(28,624)	(51,431)	(24,398)	(27,033)	—
Fees and commissions for securities transactions	(3,942)	(1,516)	(5,458)	(8)	(5,451)	—
Commissions paid for foreign trase transactions	(3,796)	—	(3,796)	—	—	—
Commissions paid for customer loyalty program benefits	(17,430)	(4,758)	(22,188)	—	(22,188)	—
Commissions paid for services to customers management	—	—	—	—	—	—
Other commissiones paid	(2,423)	(4,845)	(7,268)	(1)	(10,527)	(535)
Totals	(50,398)	(39,743)	(90,141)	(24,407)	(65,199)	(535)